Janus Henderson VIT Forty Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.0%
Aerospace & Defense – 1.5%
L3Harris Technologies Inc	81,546	$17,959,691
Capital Markets – 3.5%
Blackstone Group Inc	364,504	42,406,395
Chemicals – 2.3%
Sherwin-Williams Co	97,032	27,142,761
Diversified Financial Services – 0.2%
Altimeter Growth Corp - Class A*,#	284,205	2,904,575
Entertainment – 4.9%
Netflix Inc*	46,933	28,645,087
Walt Disney Co*	176,345	29,832,284
		58,477,371
Equity Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp	94,791	25,158,479
Health Care Equipment & Supplies – 13.6%
Align Technology Inc*	52,826	35,152,005
Boston Scientific Corp*	822,355	35,681,984
Danaher Corp	139,362	42,427,367
DexCom Inc*	66,501	36,366,737
Edwards Lifesciences Corp*	125,970	14,261,064
		163,889,157
Hotels, Restaurants & Leisure – 0.8%
Caesars Entertainment Inc*	89,667	10,067,811
Household Products – 1.8%
Procter & Gamble Co	157,909	22,075,678
Information Technology Services – 7.6%
Mastercard Inc	177,058	61,559,525
Shopify Inc*	7,082	9,601,634
Twilio Inc*	63,865	20,376,128
		91,537,287
Interactive Media & Services – 13.2%
Alphabet Inc - Class C*	16,836	44,873,159
Facebook Inc*	143,544	48,717,398
Match Group Inc*	119,888	18,821,217
Snap Inc*	618,449	45,684,828
		158,096,602
Internet & Direct Marketing Retail – 8.9%
Amazon.com Inc*	21,255	69,823,525
Booking Holdings Inc*	12,099	28,721,453
Farfetch Ltd - Class A*	215,249	8,067,533
		106,612,511
Machinery – 1.4%
Deere & Co	50,556	16,939,799
Metals & Mining – 0.7%
Freeport-McMoRan Inc	247,347	8,046,198
Professional Services – 1.9%
CoStar Group Inc*	267,500	23,021,050
Semiconductor & Semiconductor Equipment – 10.6%
ASML Holding NV	48,751	36,324,858
NVIDIA Corp	193,782	40,143,879
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	158,012	17,642,040
Texas Instruments Inc	174,170	33,477,216
		127,587,993
Software – 13.8%
Adobe Inc*	66,783	38,448,309
Microsoft Corp	361,707	101,972,437
Unity Software Inc*	68,899	8,698,499
Workday Inc - Class A*	64,491	16,115,656
		165,234,901
Technology Hardware, Storage & Peripherals – 5.0%
Apple Inc	424,392	60,051,468
Textiles, Apparel & Luxury Goods – 2.9%
LVMH Moet Hennessy Louis Vuitton SE	27,461	19,633,804
NIKE Inc - Class B	103,783	15,072,405
		34,706,209
Wireless Telecommunication Services – 1.3%
T-Mobile US Inc*	123,470	15,774,527
Total Common Stocks (cost $565,540,061)		1,177,690,463

Shares or Principal Amounts		Value
Private Investment in Public Equity (PIPES)– 0.5%
Diversified Financial Services – 0.5%
Altimeter Growth Corp*,§((cost $5,715,450)	571,545	$5,841,190
Warrants– 0%
Diversified Financial Services – 0%
Altimeter Growth Corp, expires 9/30/25*((cost $181,685)	56,841	125,619
Investment Companies– 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $23,677,794)	23,675,426	23,677,794
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	1,790,485	1,790,485
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 10/1/21	$447,621	447,621
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,238,106)		2,238,106
Total Investments (total cost $597,353,096) – 100.7%		1,209,573,172
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(8,687,978)
Net Assets – 100%		$1,200,885,194

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,118,303,303	92.4%
Netherlands	36,324,858	3.0
France	19,633,804	1.6
Taiwan	17,642,040	1.5
Canada	9,601,634	0.8
United Kingdom	8,067,533	0.7

Total	$1,209,573,172	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$9,054	$-	$-	$23,677,794
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	115,822∆	-	-	1,790,485
Total Affiliated Investments - 2.2%	$124,876	$-	$-	$25,468,279

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	22,532,880	159,279,053	(158,134,139)	23,677,794
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	-	7,925,718	(6,135,233)	1,790,485

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

£

The may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2021)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Altimeter Growth Corp	4/14/21	$5,715,450	$5,841,190	0.5%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Textiles, Apparel & Luxury Goods	$15,072,405	$19,633,804	$-
All Other	1,142,984,254	-	-
Private Investment in Public Equity (PIPES)	-	5,841,190	-
Warrants	125,619	-	-
Investment Companies	-	23,677,794	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,238,106	-
Total Assets	$1,158,182,278	$51,390,894	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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